COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

In October 2021, the Company entered a lease with Davis & Harrell, LLC on 18,000 SF In October 2023, the Company entered into a lease for an additional 8000 SF of office space adjacent to the original facility. In November 2024 was signed an Amendment to Lease Agreement for extending the lease for both areas from December 2024 till December 2025. The combined monthly expense is $25,832.

In December 2022, the Company entered into an agreement with 2701 Maitland Building Associates to rent 8,000 SF of additional office space near the main facility, for our growing sales and marketing program. In February 2025, a Lease Termination Agreement was signed for ending the lease in July 2025. The termination fee for March, April, May, June and July were $14,912.

In October 2024, the Company entered into an agreement with SPI TCM TECHNOLOGY PARK OWNER LLC to rent 46,481SF. The commencement date for the base rent was January 1, 2025. The base rent for the year 2025 is $50,354.

As of January 1, 2020, we adopted ASU 2016-02 employing the cumulative-effect adjustment transition method. As of September 30, 2025, our balance sheet shows $4,255,722, as a Right-of-use asset for operating leases, $283,650 as a current operating lease liability, and $4,207,901 as a lease liability less the current portion.

	Operating Lease	Remaining Term in Years
2025	236,363
2026	641,052
2027	660,284
2028	680,092
2029	700,495
2030	721,510
2031	743,155
2032	765,450
2033	788,413
2034	812,065
2035	418,214
Total lease payments	7,167,093
Less : Imputed interest	(2,675,542)
Present Value of Lease Liabiltiy	4,491,551	10.5

NOTE 5 – COMMITMENTS AND CONTINGENCIES

In October 2021, a lease on 18,000 SF facility was signed with the landlord for three years, terminating on October 31, 2024. The monthly rent for this facility is currently $15,549.

In December 2022, we entered into an agreement with 2701 Maitland Building Associates to rent 8,000 sf of additional office space nearby the main facility, for our growing sales and marketing program. The monthly rent for this space is currently $14,805.

As of January 1, 2020, we adopted ASU 2016-02 employing the cumulative-effect adjustment transition method, resulting in the recognition on our balance sheet of $597,143 as a right-of-use asset for operating leases, $434,153 as a current operating lease liability, and $ 162,990 as a lease liability less the current portion.

On July 1, 2024, we entered into a lease agreement for 48,481 square feet of office space at a base monthly rent of $ 50,354.42 with an annual increase of 3%, that has a term of 10.5 years. The location of the facility is 250 Technology Park. Lake Mary, FL

Our facility is currently equipped with three of our latest advanced laser cleaning demonstration models.

Upon acquisition of Control Micro Systems in on October 31, 2024 we were in a month to month lease located at 4420 Metric Dr. Winter Park Florida. The latest lease expired on June 21, 2024, prior to the acquisition of the business. The facility is 52,200 square ft total at a cost of $27,700 per month. Discussions are underway with the existing landlord for a new lease, and we expect to finalize that in the first half of 2025.

The following table provides the maturities of lease liabilities at December 31, 2024:

	Operating Lease	Remaining Term in Years
2025	1,116,277
2026	641,052
2027	660,284
2028	680,092
2029	700,495
2030	721,510
2031	743,155
2032	765,450
2033	788,413
2034	812,065
2035	418,214
Total lease payments	8,047,006
Less : Imputed interest	(3,030,599)
Present Value of Lease Liabiltiy	5,016,408	10.5